Financial Statement Correction of an Immaterial Misstatement - Schedule of Consolidated Balance Sheet and Consolidated Statement of Operations and Comprehensive Loss (Details) (10 K) - USD ($)
$ in Thousands
	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes payable, net of discount	$ 668		$ 1,285
Total current liabilities	1,029		1,832	1,704
Total liabilities	1,029		1,832
Accumulated deficit	(406,425)		(404,719)	(378,900)
Total stockholders' deficit	(253)	$ 9,870	(1,309)	11,895	$ (583)
Accretion of debt discount	(1,091)		(919)	(5,627)
Gain on extinguishment of debt	1,275		1,875
Total other non-operating income			640
Net loss	(1,709)	(4,549)	(23,283)	(50,433)
Net loss attributable to common stockholders	$ (1,709)	$ (7,063)	(25,797)	$ (50,433)
As Previously Reported [Member]
Notes payable, net of discount			1,851
Total current liabilities			2,398
Total liabilities			2,398
Accumulated deficit			(405,285)
Total stockholders' deficit			(1,875)
Accretion of debt discount			(905)
Gain on extinguishment of debt			1,295
Total other non-operating income			74
Net loss			(23,849)
Net loss attributable to common stockholders			(26,363)
Adjustment [Member]
Notes payable, net of discount			(566)
Total current liabilities			(566)
Total liabilities			(566)
Accumulated deficit			566
Total stockholders' deficit			566
Accretion of debt discount			(14)
Gain on extinguishment of debt			580
Total other non-operating income			566
Net loss			566
Net loss attributable to common stockholders			$ 566